                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2010

 [LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2010

                                                                      (Form N-Q)

48492-0610                                   (C)2010, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
April 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             EQUITY SECURITIES (94.5%)

             COMMON STOCKS (94.2%)

             CONSUMER DISCRETIONARY (18.9%)
             ------------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
    63,360   Polo Ralph Lauren Corp.                                 $    5,696
                                                                     -----------
             CABLE & SATELLITE (1.5%)
   483,408   DIRECTV "A" *                                                17,514
                                                                     -----------
             CASINOS & GAMING (1.6%)
   204,164   Wynn Resorts Ltd. (a)                                        18,015
                                                                     -----------
             DEPARTMENT STORES (1.5%)
   416,653   Nordstrom, Inc.                                              17,220
                                                                     -----------
             FOOTWEAR (2.3%)
   349,361   NIKE, Inc. "B"                                               26,520
                                                                     -----------
             INTERNET RETAIL (5.1%)
   242,892   Amazon.com, Inc. *                                           33,291
    96,182   Priceline.com, Inc. *                                        25,204
                                                                     -----------
                                                                          58,495
                                                                     -----------
             MOVIES & ENTERTAINMENT (2.0%)
   632,222   Walt Disney Co.                                              23,291
                                                                     -----------
             RESTAURANTS (3.4%)
   544,094   McDonald's Corp.                                             38,408
                                                                     -----------
             SPECIALTY STORES (1.0%)
   236,796   Tiffany & Co.                                                11,480
                                                                     -----------
             Total Consumer Discretionary                                216,639
                                                                     -----------
             ENERGY (4.5%)
             -------------
             OIL & GAS DRILLING (0.7%)
   107,778   Transocean Ltd. *                                             7,808
                                                                     -----------
             OIL & GAS EXPLORATION & PRODUCTION (3.8%)
   307,758   EOG Resources, Inc.                                          34,506
   247,888   Southwestern Energy Co. *                                     9,836
                                                                     -----------
                                                                          44,342
                                                                     -----------
             Total Energy                                                 52,150
                                                                     -----------
             FINANCIALS (16.1%)
             ------------------
             CONSUMER FINANCE (2.1%)
   527,293   American Express Co.                                         24,319
                                                                     -----------
             DIVERSIFIED BANKS (6.9%)
 1,271,517   U.S. Bancorp                                                 34,038

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1  | USAA Aggressive Growth Fund
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                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

 1,356,384   Wells Fargo & Co.                                       $    44,910
                                                                     -----------
                                                                          78,948
                                                                     -----------
             INVESTMENT BANKING & BROKERAGE (1.4%)
   108,819   Goldman Sachs Group, Inc.                                    15,801
                                                                     -----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.9%)
   786,885   JPMorgan Chase & Co.                                         33,506
                                                                     -----------
             REGIONAL BANKS (2.8%)
   476,036   PNC Financial Services Group, Inc.                           31,994
                                                                     -----------
             Total Financials                                            184,568
                                                                     -----------
             HEALTH CARE (2.8%)
             ------------------
             PHARMACEUTICALS (2.8%)
   262,672   Johnson & Johnson                                            16,890
   432,471   Merck & Co., Inc.                                            15,154
                                                                     -----------
                                                                          32,044
                                                                     -----------
             Total Health Care                                            32,044
                                                                     -----------
             INDUSTRIALS (13.4%)
             -------------------
             AEROSPACE & DEFENSE (2.9%)
   435,698   General Dynamics Corp.                                       33,270
                                                                     -----------
             AIR FREIGHT & LOGISTICS (2.7%)
   347,375   FedEx Corp.                                                  31,267
                                                                     -----------
             INDUSTRIAL MACHINERY (1.2%)
   161,480   Danaher Corp.                                                13,610
                                                                     -----------
             RAILROADS (6.6%)
   505,615   Norfolk Southern Corp.                                       29,998
   599,694   Union Pacific Corp.                                          45,373
                                                                     -----------
                                                                          75,371
                                                                     -----------
             Total Industrials                                           153,518
                                                                     -----------
             INFORMATION TECHNOLOGY (23.2%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (3.2%)
 1,349,863   Cisco Systems, Inc. *                                        36,338
                                                                     -----------
             COMPUTER HARDWARE (6.3%)
   278,903   Apple, Inc. *                                                72,827
                                                                     -----------
             COMPUTER STORAGE & PERIPHERALS (1.7%)
 1,029,726   EMC Corp. *                                                  19,575
                                                                     -----------
             DATA PROCESSING & OUTSOURCED SERVICES (5.3%)
   130,024   MasterCard, Inc. "A"                                         32,251
   318,579   Visa, Inc. "A"                                               28,746
                                                                     -----------
                                                                          60,997
                                                                     -----------
             INTERNET SOFTWARE & SERVICES (6.1%)
    51,176   Baidu, Inc. ADR *                                            35,276
    65,643   Google, Inc. "A" *                                           34,491
                                                                     -----------
                                                                          69,767
                                                                     -----------
             SEMICONDUCTORS (0.6%)
    91,519   Cree, Inc. *                                                  6,700
                                                                     -----------
             Total Information Technology                                266,204
                                                                     -----------

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                                                    Portfolio of Investments | 2

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                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             MATERIALS (13.4%)
             -----------------
             DIVERSIFIED CHEMICALS (5.6%)
 1,521,161   Dow Chemical Co.                                        $    46,897
   244,918   PPG Industries, Inc.                                         17,235
                                                                     -----------
                                                                          64,132
                                                                     -----------
             DIVERSIFIED METALS & MINING (2.8%)
   534,232   BHP Billiton plc ADR                                         32,588
                                                                     -----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (1.2%)
   125,096   Potash Corp. of Saskatchewan, Inc.                           13,823
                                                                     -----------
             INDUSTRIAL GASES (3.8%)
   116,246   Air Products & Chemicals, Inc.                                8,925
   411,668   Praxair, Inc.                                                34,486
                                                                     -----------
                                                                          43,411
                                                                     -----------
             Total Materials                                             153,954
                                                                     -----------
             TELECOMMUNICATION SERVICES (1.9%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (1.9%)
   382,835   American Tower Corp. "A" *                                   15,624
   165,480   Crown Castle International Corp. *                            6,263
                                                                     -----------
             Total Telecommunication Services                             21,887
                                                                     -----------
             Total Common Stocks (cost: $894,924)                      1,080,964
                                                                     -----------
             PREFERRED SECURITIES (0.3%)

             FINANCIALS (0.3%)
             -----------------
             DIVERSIFIED BANKS (0.3%)
   138,025   Wells Fargo & Co. (cost: $2,653)                              3,782
                                                                     -----------
             Total Equity Securities (cost: $897,577)                  1,084,746
                                                                     -----------
             MONEY MARKET INSTRUMENTS (4.5%)

             MONEY MARKET FUNDS (4.5%)
51,524,690   State Street Institutional Liquid Reserve Fund,
             0.16% (b)(cost: $51,525)                                     51,525
                                                                     -----------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (0.9%)

             MONEY MARKET FUNDS (0.1%)
       648   BlackRock Liquidity Funds TempFund Portfolio, 0.14%(b)            1
   791,281   Fidelity Institutional Money Market Fund, 0.21%(b)              791
                                                                     -----------
             Total Money Market Funds                                        792
                                                                     -----------

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3  | USAA Aggressive Growth Fund

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PRINCIPAL                                                                 MARKET
AMOUNT                                                                     VALUE
(000)        SECURITY                                                      (000)
--------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS (0.8%)
$    4,900   Credit Suisse First Boston LLC, 0.19%,
               acquired on 4/30/2010 and due 5/03/2010
               at $4,900 (collateralized by $5,005 of
               Fannie Mae(c), 0.26%(d), due 10/27/2010;
               market value $4,999)                                  $     4,900
     4,400   Deutsche Bank Securities, Inc., 0.19%,
               acquired on 04/30/2010 and due 05/03/2010 at $4,400
               (collateralized by $4,214 of U.S. Treasury, 3.38%,
               due 06/30/2013; market value $4,488)                        4,400
                                                                     -----------
             Total Repurchase Agreements                                   9,300
                                                                     -----------
             Total Short-term Investments Purchased With Cash
             Collateral From Securities Loaned
             (cost: $10,092)                                              10,092
                                                                     -----------
             TOTAL INVESTMENTS (COST: $959,194)                      $ 1,146,363
                                                                     ===========

($ IN 000s)                                              VALUATION HIERARCHY
                                         -------------------------------------------------------
                                             (LEVEL 1)
                                           QUOTED PRICES     (LEVEL 2)
                                             IN ACTIVE         OTHER        (LEVEL 3)
                                              MARKETS       SIGNIFICANT    SIGNIFICANT
                                           FOR IDENTICAL    OBSERVABLE     UNOBSERVABLE
ASSETS                                        ASSETS          INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------

EQUITY SECURITIES:
  COMMON STOCKS                          $   1,080,964   $        --   $         --      $ 1,080,964
  PREFERRED SECURITIES                           3,782            --             --            3,782
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                           51,525             --             --           51,525
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                               792            --             --              792
  REPURCHASE AGREEMENTS                             --         9,300             --            9,300
----------------------------------------------------------------------------------------------------
Total                                    $   1,137,063   $     9,300   $         --      $ 1,146,363
----------------------------------------------------------------------------------------------------

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                                                   Portfolio of Investments | 4

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NOTES TO PORTFOLIO OF INVESTMENTS
April 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA
Aggressive Growth Fund (the Fund), which is classified as diversified under the
1940 Act.

The Fund has two classes of shares: Aggressive Growth Fund Shares and Aggressive
Growth Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target
Funds) and not to the general public. The Target Funds are managed by USAA
Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the
Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's
NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it

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5  | USAA Aggressive Growth Fund

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identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by the
Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's
NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                           Notes to Portfolio of Investments | 6

================================================================================

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the
Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2010, was approximately $9,274,000.

E. SUBSEQUENT EVENTS - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that require recognition or disclosure in the Fund's quarterly report.

F. NEW ACCOUNTING PRONOUNCEMENT - In January 2010, the Financial Accounting
Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15,
2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in

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7  | USAA Aggressive Growth Fund

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Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The
Manager is in the process of evaluating the impact of this guidance on the
Fund's financial statement disclosures.

G. As of April 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of
April 30, 2010, were $205,724,000 and $18,555,000, respectively, resulting in net unrealized appreciation of $187,169,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,147,518,000 at April
30, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets. Investments in foreign securities were
7.1% of net assets at April 30, 2010.

PORTFOLIO DESCRIPTION ABBREVIATIONS

ADR   American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of April 30, 2010.
(b) Rate represents the money market fund annualized seven-day yield at April
    30, 2010.
(c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S.
    Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*   Non-income-producing security.

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                                           Notes to Portfolio of Investments | 8

 ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    06/23/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/23/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/23/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.